CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 3,218,263	$ 96,308	$ 252,189
Contract assets	128,103	684,185	0
Prepaid expenses and other current assets	697,542	395,953	0
Total current assets	4,043,908	1,176,446	292,996
Property and equipment
Property and equipment, net	114,970	4,004	0
Total property and equipment	114,970	4,004	0
Other assets
Intangible assets - customer relationships, net	151,970	187,040	233,800
Intangible assets - trademark/trade name		0	139,700
Intangible assets - developed technology, net	3,460	13,870	27,750
Intangible assets - development rights, net	668,065	112,744	0
Goodwill	762,851	762,851	762,851
Total other assets	1,586,346	1,076,505	1,164,101
Total assets	5,745,224	2,256,955	1,457,097
Current liabilities
Accounts payable	204,741	1,069,743	819,413
Accounts payable, related parties	750,346	673,000
Accrued expenses	772,683	1,285,898	58,345
Customer deposits	3,076,771	0
Shareholder advances	96,519	96,519	96,519
Line of credit	30,000	30,000	30,000
Notes payable, current portion, net of discount	522,456	1,513,546	0
Notes payable, related parties, current portion, net of discount	1,227,089	1,446,078
Convertible notes payable, current portion, net of discount	683,103	0
Convertible notes payable, related party, current portion, net of discount	45,448	0
Derivative liability	0	722,328	0
Total current liabilities	7,409,156	4,718,034	1,004,277
Notes payable, related parties, net of current portion and discount	0	28,809
Notes payable, net of current portion and discount	0	315,786
Notes payable, net of current portion and discount		344,595	20,400
Convertible notes payable, net of current portion and discount	683,297	0
Accounts receivable, net of allowance for doubtful accounts		0	40,807
Total liabilities	8,092,453	5,062,629	1,024,677
Stockholders' equity (deficit)
Preferred stock $0.0001 par value; authorized 50,000,000 shares with -0- issued and outstanding at September 30, 2023 and December 31, 2022, respectively	0	0	0
Common stock, value	3,618	3,532
Additional paid-in capital	14,280,986	5,459,220	1,534,474
Accumulated deficit	(16,631,833)	(8,268,426)	(1,105,518)
Total stockholders' deficit	(2,347,229)	(2,805,674)	432,420
Total liabilities and stockholders' deficit	$ 5,745,224	2,256,955	1,457,097
Common Class A [Member]
Stockholders' equity (deficit)
Common stock, value		0	3,464
Common Class B [Member]
Stockholders' equity (deficit)
Common stock, value		$ 0	$ 0